Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations

	Note	December 31, 2020	December 31, 2019
Directors' deferred stock unit plan	17(c)	$10,761	$14,375
Deferred gain on sale-leaseback	13(a)	4,748	6,593
Other		3,341	3,536
		$18,850	$24,504

Schedule of deferred gain on sale-leaseback

	December 31, 2020	December 31, 2019
Balance, beginning of year	$6,593	$8,438
Amortization of deferred gain on sale-leaseback	(1,845)	(1,845)
Balance, end of year	$4,748	$6,593